COMMITMENTS AND CONTINGENCIES - Loan Commitments (Details) - ACRE Capital - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Loan commitments
Commitments and Contingencies
Commitments	$ 237,372	$ 249,803
Commitments to fund loans
Commitments and Contingencies
Commitments	$ 207,566	$ 51,109